Employee Severance Plans (Tables)	12 Months Ended
Dec. 31, 2010
Movements of Accrued Employee Severance Plan Obligations Included in Accrued Expenses and Other Liabilities

The following table sets forth the movements of accrued employee severance plan obligations included in accrued expenses and other liabilities at December 31:

	2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	528,590	(Won)	404,422
Accruals		276,438		153,297
Decrease from sale of subsidiaries		(94)		—
Payments		(400,512)		(45,724)

		404,422		511,995
Less: Contributions to National Pension Fund and severance plan assets		(229,897)		(347,110)

Balance at end of year	(Won)	174,525	(Won)	164,885

Future Benefits to Employees upon their Normal Retirement Age

The Group expects to pay the following future benefits to its employees upon their normal retirement age:

Years ending	(in millions of Won)
2011	(Won)	435
2012		3,529
2013		3,864
2014		7,976
2015		10,434
2016 ~ 2020		144,037

	(Won)	170,275